EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Amended and Restated Supplement dated November 22, 2019 to the GMO Series Trust Prospectus dated June 30, 2019, filed with the Securities and Exchange Commission on November 22, 2019 (SEC Accession No. 0001104659-19-066645) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase